Hedging derivatives - Schedule of movement in hedging components in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ (4,559)	€ (2,829)	€ (5,164)
Earnings (losses) recognized in other comprehensive income	(5,483)	(2,097)	2,287
Amounts transferred to income statements	(1,254)	801	(852)
Taxes	912	278	5
Balance at end of year	(9,187)	(4,559)	(2,829)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(3,016)	(938)	(53)
Amounts transferred to income statements	(1,254)	801	(852)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(2,458)	(491)	69
Amounts transferred to income statements	370	(269)	(118)
Gain or loss in value CFE - recognized in equity	(2,828)	(222)	187
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(178)	155	(180)
Amounts transferred to income statements	(2,130)	262	131
Gain or loss in value CFE - recognized in equity	1,952	(107)	(311)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(638)	(350)	170
Amounts transferred to income statements	(587)	350	(844)
Gain or loss in value CFE - recognized in equity	(51)	(700)	1,014
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	258	(249)	(121)
Amounts transferred to income statements	1,093	458	(21)
Gain or loss in value CFE - recognized in equity	(835)	(707)	(100)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	0	(3)	9
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	0	(3)	9
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(2,467)	(1,159)	2,340
Amounts transferred to income statements	0	0	0
Minorities	(57)	89	43
Taxes	912	278	5
Hedges of net investments in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(2,467)	(1,159)	2,340
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	€ (2,467)	€ (1,159)	€ 2,340